7. CAPITAL STOCK AND STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended
Aug. 31, 2013
Stock Option A | Chief Operating Officer [Member]
Outstanding, ending	100,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.30
Vesting period	0 days
First Date Exercisable	1/15/2013
Expiration Date	1/15/2015
Stock Option B | Chief Operating Officer [Member]
Outstanding, ending	100,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.50
Vesting period	1 year
First Date Exercisable	1/14/2014
Expiration Date	1/15/2016
Stock Option C | Chief Operating Officer [Member]
Outstanding, ending	100,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.75
Vesting period	2 years
First Date Exercisable	1/14/2015
Expiration Date	1/15/2017
Stock Option D | Chief Operating Officer [Member]
Outstanding, ending	100,000
Weighted Average Exercise Price Outstanding, Ending	$ 3.00
Vesting period	2 years 6 months
First Date Exercisable	7/14/2015
Expiration Date	7/15/2017
Chief Operating Officer [Member]
Outstanding, ending	400,000